                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2013

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    DSM Capital Partners
 Address: 116 Radio Circle Drive, Suite 200
          Mount Kisco, NY 10549

Form 1 3F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Stephen E. Memishian
 Title:   Managing Partner
 Phone:   914-242-1900

Signature, Place, and Date of Signing:

     /s/ Stephen E. Memishian          Mount Kisco, NY         04/19/13
  -------------------------------  --------------------------  -------------
            [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name
    28-
         ---------------           --------------------
    [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:         0
                                           -------------

Form 1 3F Information Table Entry Total:   85
                                           -------------

Form 1 3F Information Table Value Total:   4,070,677,000
                                           -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

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
                                                                     ITEM 5:                                    ITEM 8:
                                                               -------------------            ITEM 7:  --------------------------
                                        ITEM 3      ITEM 4:                         ITEM 6:   Managers Voting Authority (Shares)
ITEM 1:                   ITEM 2:       CUSIP     Fair Market  Shares or Sh/  Put/ Investment   see    --------------------------
Name of Issuer         Title of Class   Number   Value (x1000)  Prn Amt  Prin Call Discretion instr. V  a)Sole   b)Shared  c)None
--------------         --------------  --------- ------------- --------- ---- ---- ---------- -------- --------- --------- ------
Affiliated Managers    Common Stocks   008252108       911.00      5,930  SH   0      SOLE                 1,425         0    0
Alexion
  Pharmaceuticals      Common Stocks   015351109    81,354.00    882,943  SH   0      SOLE               632,532   153,550   24
Allergan               Common Stocks   018490102   125,060.00  1,120,312  SH   0      SOLE               798,025   197,800   31
American Vanguard Corp Common Stocks   030371108       517.00     16,915  SH   0      SOLE                 4,100         0    0
Apple                  Common Stocks   037833100   280,602.00    633,899  SH   0      SOLE               464,299   102,932   16
Aruba Networks         Common Stocks   043176106       909.00     36,760  SH   0      SOLE                 8,905         0    0
B/E Aerospace          Common Stocks   073302101     1,142.00     18,950  SH   0      SOLE                 4,590         0    0
Beijing Enterprises    ADR             07725Q200       489.00      6,350  SH   0      SOLE                 6,350         0    0
Bloomin` Brands        Common Stocks   094235108       791.00     44,285  SH   0      SOLE                10,725         0    0
Brown & Brown          Common Stocks   115236101       786.00     24,545  SH   0      SOLE                 5,945         0    0
Cardtronics            Common Stocks   14161H108     1,063.00     38,715  SH   0      SOLE                 9,390         0    0
Celgene                Common Stocks   151020104   317,526.00  2,739,417  SH   0      SOLE             2,033,496   416,731   65
Cognizant Technology
  Solutions            Common Stocks   192446102   146,338.00  1,909,885  SH   0      SOLE             1,366,669   332,898   53
Danone S.A.            ADR             23636T100       334.00     23,975  SH   0      SOLE                23,975         0    0
DaVita HealthCare
  Partners             Common Stocks   23918K108       675.00      5,690  SH   0      SOLE                 1,370         0    0
Discovery
  Communications       Common Stocks   25470F104   136,840.00  1,737,867  SH   0      SOLE             1,241,374   303,136   47
Dollar General         Common Stocks   256677105   177,234.00  3,504,041  SH   0      SOLE             2,490,393   600,032   94
Dollar Tree            Common Stocks   256746108     1,166.00     24,080  SH   0      SOLE                 5,835         0    0
Dunkin Brands Group    Common Stocks   265504100       556.00     15,075  SH   0      SOLE                 3,670         0    0
eBay                   Common Stocks   278642103   208,817.00  3,851,296  SH   0      SOLE             2,864,678   580,282   92
Ecolab                 Common Stocks   278865100   144,417.00  1,801,163  SH   0      SOLE             1,286,068   316,095   50
Estee Lauder           Common Stocks   518439104   104,877.00  1,637,928  SH   0      SOLE             1,167,044   289,054   46
Family Dollar Stores   Common Stocks   307000109    63,807.00  1,080,563  SH   0      SOLE               765,917   181,958   29
FMC Technologies       Common Stocks   30249U101       402.00      7,400  SH   0      SOLE                 7,400         0    0
Foot Locker            Common Stocks   344849104       840.00     24,530  SH   0      SOLE                 5,955         0    0
General Electric       Common Stocks   369604103   144,195.00  6,236,845  SH   0      SOLE             4,460,768 1,088,360  171
GNC Holdings           Common Stocks   36191G107     1,560.00     39,715  SH   0      SOLE                 9,635         0    0
Google                 Common Stocks   38259P508   139,409.00    175,536  SH   0      SOLE               125,559    30,608    5
HDFC Bank              ADR             40415F101       505.00     13,490  SH   0      SOLE                13,490         0    0
Henry Schein           Common Stocks   806407102     1,330.00     14,375  SH   0      SOLE                 5,740         0    0
Hologic                Common Stocks   436440101     1,341.00     59,330  SH   0      SOLE                14,315         0    0
Intuitive Surgical     Common Stocks   46120E602   150,094.00    305,573  SH   0      SOLE               217,842    52,978    8
IPG Photonics          Common Stocks   44980X109     1,009.00     15,195  SH   0      SOLE                 3,680         0    0

                                                                     ITEM 5:                                    ITEM 8:
                                                               -------------------            ITEM 7:  --------------------------
                                        ITEM 3      ITEM 4:                         ITEM 6:   Managers Voting Authority (Shares)
ITEM 1:                   ITEM 2:       CUSIP     Fair Market  Shares or Sh/  Put/ Investment   see    --------------------------
Name of Issuer         Title of Class   Number   Value (x1000)  Prn Amt  Prin Call Discretion instr. V  a)Sole   b)Shared  c)None
--------------         --------------  --------- ------------- --------- ---- ---- ---------- -------- --------- --------- ------
iShares Russell 1000
  Growth               ETF             464287614       576.00      8,078  SH   0      SOLE                     0     8,078    0
Ixia                   Common Stocks   45071R109       350.00     16,165  SH   0      SOLE                 3,920         0    0
Keycorp                Common Stocks   493267108       982.00     98,595  SH   0      SOLE                24,035         0    0
Kinder Morgan Inc      Common Stocks   49456B101    98,615.00  2,549,486  SH   0      SOLE             1,833,734   434,534   71
Las Vegas Sands        Common Stocks   517834107   161,269.00  2,861,925  SH   0      SOLE             2,021,944   498,937   78
Marsh & McLennan       Common Stocks   571748102       949.00     25,000  SH   0      SOLE                25,000         0    0
McDonald`s             Common Stocks   580135101     1,097.00     11,000  SH   0      SOLE                11,000         0    0
MercadoLibre           Non-US Incorp.
                       Common Stock    58733R102       436.00      4,520  SH   0      SOLE                 4,520         0    0
Monotype Imaging       Common Stocks   61022P100       750.00     31,585  SH   0      SOLE                 7,655         0    0
Monsanto               Common Stocks   61166W101   164,620.00  1,558,462  SH   0      SOLE             1,113,965   268,460   42
O`Reilly Automotive    Common Stocks   67103H107       859.00      8,390  SH   0      SOLE                 2,035         0    0
Oracle Corp            Common Stocks   68389X105       298.00      9,225  SH   0      SOLE                 9,225         0    0
Panera Bread Company   Common Stocks   69840W108     1,044.00      6,320  SH   0      SOLE                 1,520         0    0
Penn National Gaming   Common Stocks   707569109       429.00      7,880  SH   0      SOLE                 1,915         0    0
Pentair Ltd.           Non-US Incorp.
                       Common Stock    H6169Q108     1,062.00     20,140  SH   0      SOLE                 4,890         0    0
Petroleum Geo Services ADR             716599105       794.00     51,445  SH   0      SOLE                12,445         0    0
Precision Castparts    Common Stocks   740189105   171,155.00    902,619  SH   0      SOLE               663,516   144,210   23
Radware Ltd            Non-US Incorp.
                       Common Stock    M81873107     1,059.00     28,065  SH   0      SOLE                 6,805         0    0
Ross Stores            Common Stocks   778296103       169.00      2,785  SH   0      SOLE                 2,785         0    0
SABMiller              ADR             78572M105    93,086.00  1,769,476  SH   0      SOLE             1,251,454   320,215   50
Salix Pharmaceuticals  Common Stocks   795435106     1,242.00     24,275  SH   0      SOLE                 5,895         0    0
Sally Beauty Holdings  Common Stocks   79546E104       764.00     26,020  SH   0      SOLE                 6,320         0    0
SAP AG                 ADR             803054204    38,002.00    471,844  SH   0      SOLE               336,301    83,583   14
Schlumberger           Non-US Incorp.
                       Common Stock    806857108    90,629.00  1,210,153  SH   0      SOLE               860,232   214,761   33
SodaStream             Non-US Incorp.
                       Common Stock    M9068E105       981.00     19,760  SH   0      SOLE                 4,795         0    0
Starbucks              Common Stocks   855244109   146,302.00  2,568,944  SH   0      SOLE             1,831,022   452,361   72
Swatch Group           ADR             870123106       393.00     13,500  SH   0      SOLE                13,500         0    0
Syntel                 Common Stocks   87162H103     1,058.00     15,670  SH   0      SOLE                 3,800         0    0
Tencent Holdings       ADR             88032Q109   122,477.00  3,851,778  SH   0      SOLE             2,724,500   663,588  106
The Cheesecake Factory Common Stocks   163072101     1,266.00     32,780  SH   0      SOLE                 7,930         0    0
The Cooper Companies   Common Stocks   216648402       893.00      8,280  SH   0      SOLE                 2,015         0    0
The Fresh Market       Common Stocks   35804H106       745.00     17,410  SH   0      SOLE                 4,225         0    0
Time Warner            Common Stocks   887317303   164,238.00  2,850,364  SH   0      SOLE             2,123,376   427,859   67
Time Warner Cable      Common Stocks   88732J207     2,565.00     26,701  SH   0      SOLE                24,751         0    0
TJX Companies          Common Stocks   872540109   126,028.00  2,695,791  SH   0      SOLE             1,914,558   480,263   74
UCB SA                 ADR             903480101     1,344.00     42,020  SH   0      SOLE                20,310         0    0
Ulta Salon
  Cosmetics &
  Fragrance            Common Stocks   90384S303       541.00      6,660  SH   0      SOLE                 1,610         0    0
Union Pacific          Common Stocks   907818108   122,264.00    858,537  SH   0      SOLE               613,161   150,565   23

                                                                     ITEM 5:                                    ITEM 8:
                                                               -------------------            ITEM 7:  --------------------------
                                        ITEM 3      ITEM 4:                         ITEM 6:   Managers Voting Authority (Shares)
ITEM 1:                   ITEM 2:       CUSIP     Fair Market  Shares or Sh/  Put/ Investment   see    --------------------------
Name of Issuer         Title of Class   Number   Value (x1000)  Prn Amt  Prin Call Discretion instr. V  a)Sole   b)Shared  c)None
--------------         --------------  --------- ------------- --------- ---- ---- ---------- -------- --------- --------- ------
United Technologies    Common Stocks   913017109       398.00      4,255  SH   0      SOLE                 4,255         0    0
VeriSign               Common Stocks   92343E102       794.00     16,805  SH   0      SOLE                 4,135         0    0
Visa                   Common Stocks   92826C839   160,253.00    943,551  SH   0      SOLE               675,368   164,261   26
Vitamin Shoppe         Common Stocks   92849E101       789.00     16,160  SH   0      SOLE                 3,920         0    0
Waddell & Reed
  Financial            Common Stocks   930059100     1,017.00     23,220  SH   0      SOLE                 5,630         0    0
Willis Group Holdings  Non-US Incorp.
                       Common Stock    G96666105       907.00     22,975  SH   0      SOLE                 5,575         0    0
Yum! Brands            Common Stocks   988498101   148,292.00  2,061,324  SH   0      SOLE             1,473,413   360,898   57
                                                 ------------
        COLUMN TOTAL$                            4,070,677.00
                                                 ------------